Summary of Significant Accounting Policies - Additional Information (Detail) - Mar. 31, 2015 - Entity [Domain] - Segment	Total
Significant Accounting Policies [Line Items]
Reportable segments	3
U.S. Dollars To Indian Rupee
Significant Accounting Policies [Line Items]
Financial statements translation rate, Indian rupees (Rs.) equivalence of U.S. $1	62.31
Retail Loans | Personal loans/Credit card
Significant Accounting Policies [Line Items]
Loans charge off period	150 days
Retail Loans | Auto Loans, Commercial Vehicle and Construction Equipment Finance
Significant Accounting Policies [Line Items]
Loans charge off period	180 days
Retail Loans | Housing loans
Significant Accounting Policies [Line Items]
Loans charge off period	720 days
Retail Loans | Retail Business Banking
Significant Accounting Policies [Line Items]
Loans charge off period	Customer to customer basis
Minimum
Significant Accounting Policies [Line Items]
Bank voting rights or control	50.00%
Bank voting rights	20.00%
Minimum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period	150 days
Maximum
Significant Accounting Policies [Line Items]
Bank voting rights	50.00%
Maximum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period	1083 days